Intangible assets - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 26,930
Intangible assets at end of period	31,337	$ 26,930
Goodwill
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	14,482	20,020
Exchange differences	2,144	(1,687)
Additions	0	0
Disposal		0
Disposal of subsidiary		(3,851)
Amortization charge	0	0
Intangible assets at end of period	16,626	14,482
Goodwill | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	14,482	20,020
Intangible assets at end of period	16,626	14,482
Goodwill | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	5,264	6,261
Exchange differences	595	(954)
Additions	1,823	823
Disposal		(46)
Disposal of subsidiary		0
Amortization charge	(1,197)	(820)
Intangible assets at end of period	6,485	5,264
Software | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	11,799	11,976
Intangible assets at end of period	14,217	11,799
Software | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(6,535)	(5,715)
Intangible assets at end of period	(7,732)	(6,535)
Trademarks
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	7,150	7,316
Exchange differences	1,407	(80)
Additions	0	326
Disposal		0
Disposal of subsidiary		0
Amortization charge	(366)	(412)
Intangible assets at end of period	8,191	7,150
Trademarks | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	9,118	8,872
Intangible assets at end of period	10,525	9,118
Trademarks | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(1,968)	(1,556)
Intangible assets at end of period	(2,334)	(1,968)
Others
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	34	82
Exchange differences	(4)	(35)
Additions	73	94
Disposal		(46)
Disposal of subsidiary		0
Amortization charge	(68)	(61)
Intangible assets at end of period	35	34
Others | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	441	428
Intangible assets at end of period	510	441
Others | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(407)	(346)
Intangible assets at end of period	(475)	(407)
Intangible assets
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	26,930	33,679
Exchange differences	4,142	(2,756)
Additions	1,896	1,243
Disposal		(92)
Disposal of subsidiary		(3,851)
Amortization charge	(1,631)	(1,293)
Intangible assets at end of period	31,337	26,930
Intangible assets | Cost
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	35,840	41,296
Intangible assets at end of period	41,878	35,840
Intangible assets | Accumulated amortization
Activity of Intangible Assets [Roll Forward]
Intangible assets at beginning of period	(8,910)	(7,617)
Intangible assets at end of period	$ (10,541)	$ (8,910)